Financial Instruments - Schedule of Loss Allowance Provision (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 2,271.8	$ 1,844.5
Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 3.5	$ 3.5
1–30
Disclosure of provision matrix [line items]
Expected loss rate	0.07%	0.09%
1–30 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 1,642.6	$ 1,329.5
1–30 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.2	$ 1.2
31–60
Disclosure of provision matrix [line items]
Expected loss rate	0.11%	0.08%
31–60 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 380.6	$ 309.0
31–60 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.4	$ 0.3
61–90
Disclosure of provision matrix [line items]
Expected loss rate	0.25%	0.23%
61–90 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 118.3	$ 92.1
61–90 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.2
91–120
Disclosure of provision matrix [line items]
Expected loss rate	0.55%	0.75%
91–120 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 36.1	$ 31.7
91–120 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.3
121+
Disclosure of provision matrix [line items]
Expected loss rate	1.49%	1.41%
121+ | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 94.2	$ 82.2
121+ | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.4	$ 1.5